Document and Entity Information	9 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	StemGen, Inc.
Entity Central Index Key	0001023198
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company